Organization and Principal Activities - Schedule of Disaggregation Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue from operations:
Revenue	$ 107,632,769	$ 47,381,918	$ 18,543,243
Total revenue	107,632,769	47,381,918	18,543,243
Live Entertainment [Member]
Revenue from operations:
Revenue	10,000,465	7,490,861	8,480,780
Digital Entertainment [Member]
Revenue from operations:
Revenue	95,316,211	39,611,817	9,650,274
Other revenue [Member]
Revenue from operations:
Revenue	$ 2,316,093	$ 279,240	$ 412,189